Consolidated statement of income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 4,074	$ 4,076	[1]	$ 4,043	[1]
Cost of sales	(1,146)	(1,205)	[1]	(1,175)	[1]
Gross profit	2,928	2,871	[1]	2,868	[1]
Operating expenses	(1,674)	(1,593)	[1]	(1,627)	[1]
Depreciation	(685)	(695)	[1]	(678)	[1]
Amortization	(144)	(146)	[1]	(175)	[1]
Share of profit in joint ventures in Guatemala and Honduras	154	140	[1],[2]	115	[1],[2]
Other operating income (expenses), net	76	68	[1]	(14)	[1]
Operating profit	655	645	[1]	490	[1]
Interest and other financial expenses	(371)	(396)	[1]	(372)	[1]
Interest and other financial income	21	16	[1]	21	[1]
Other non-operating (expenses) income, net	(40)	(4)		20
Profit (loss) from other joint ventures and associates, net	(136)	(85)	[1],[2]	(49)	[1],[2]
Profit before taxes from continuing operations	129	176	[1],[2]	109	[1],[2]
Charge for taxes, net	(116)	(158)	[1]	(179)	[1]
Profit (loss) for the year from continuing operations	13	18	[1]	(70)	[1]
Profit (loss) for the year from discontinued operations, net of tax	(39)	51	[1]	(20)	[1]
Net profit (loss) for the year	(26)	69	[1],[3]	(90)	[1],[3]
Net profit (loss) for the year Attributable to:
The owners of Millicom	(10)	86	[1]	(32)	[1]
Non-controlling interests	$ (16)	$ (17)	[1]	$ (58)	[1]
Basic (US$ per common share):
— from continuing operations (usd per share)	$ 0.29	$ 0.36	[1]	$ (0.12)	[1]
— from discontinued operations (usd per share)	(0.39)	0.50	[1]	(0.20)	[1]
— total (usd per share)	(0.10)	0.86	[1]	(0.32)	[1]
Diluted (US$ per common share):
— from continuing operations (usd per share)	0.29	0.36	[1]	(0.12)	[1]
— from discontinued operations (usd per share)	(0.39)	0.50	[1]	(0.20)	[1]
—total (usd per share)	$ (0.10)	$ 0.86	[1]	$ (0.32)	[1]

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4.).